BARRETT OPPORTUNITY FUND, INC.

SUPPLEMENT DATED MAY 21, 2010 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2009

The following text replaces the text found in the Fund’s prospectus under the heading “Portfolio holdings”:

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI. The fund posts its complete portfolio holdings at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) on a quarterly basis. The fund intends to post its complete portfolio holdings 14 calendar days following the quarter-end. The fund intends to post partial information concerning the fund’s portfolio holdings (such as top ten holdings or sector breakdowns, for example) on the Legg Mason Funds’ website on a monthly basis. The fund intends to post this partial information 10 business days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

The following text replaces the corresponding text found in the Fund’s Statement of Additional Information under the heading “Disclosure of Portfolio Holdings”:

The fund intends to disclose its complete portfolio holdings 14 calendar days after quarter end on Legg Mason’s website: http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund).

Set forth below is a list, as of May 21, 2010, of those parties with whom the manager, on behalf of the fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination
State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None

A.S.A.P. Advisor Services, Inc.	Quarterly	Sent 8-10 Days after Quarter End

Bloomberg L.P.	Quarterly	Sent 6 Business Days after Quarter End

Lipper Analytical Services Corp.	Quarterly	Sent 6 Business Days after Quarter End

Morningstar	Quarterly	Sent 8-10 Days after Quarter End

Thomson/Vestek	Daily	None

FactSet	Daily	None

The Bank of New York Mellon	Daily	None

Thomson	Semi-annually	None

SunGard/Protegent (formerly Dataware)	Daily	None

ITG	Daily	None

Portfolio holdings information for the fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination
Baseline	Daily	None

Frank Russell	Monthly	1 Day

Callan Associates, Inc.	Quarterly	Sent 8-10 Days after Quarter End

Mercer LLC	Quarterly	Sent 8-10 Days after Quarter End

Recipient	Frequency	Delay before dissemination

eVestment Alliance	Quarterly	Sent 8-10 Days after Quarter End

Rogerscasey	Quarterly	Sent 8-10 Days after Quarter End

Cambridge Associates LLC	Quarterly	Sent 8-10 Days after Quarter End

Wilshire Associates Inc.	Quarterly	Sent 8-10 Days after Quarter End

Informa Investment Solutions	Quarterly	Sent 8-10 Days after Quarter End

Prima Capital	Quarterly	Sent 8-10 Days after Quarter End

Investor Tools	Daily	None

Advent	Daily	None

BARRA	Daily	None

Plexus	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter End

Elkins/McSherry	Quarterly (Calendar)	Sent 1-3 Business Days after Quarter End

Quantitative Services Group	Daily	None

Deutsche Bank	Monthly	6-8 Business Days

Fitch	Monthly	6-8 Business Days

Liberty Hampshire	Weekly and Month End	None

SunTrust	Weekly and Month End	None

S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day

Moody’s (Rating Agency)	Monthly	6-8 Business Days

Electra Information Systems	Daily	None

Cabot Research	Weekly	None

Goldman Sachs	Daily	None

Chicago Mercantile Exchange	Daily	None

Canterbury Consulting	Quarterly	Sent 8-10 Days after Quarter End

Broadridge	Daily	None

DST Global Solutions Limited	Monthly	Sent 6 Business Days after Month End

Interactive Data Corp.	Daily	None

Citigroup Global Markets Inc.	Daily	None

Glass Lewis & Co.	Daily	None

Fidelity	Quarterly	5 Business Days

The fund’s portfolio holdings policy is designed to prevent sharing of portfolio information with third parties who have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, a subadviser may manage accounts other than the fund that have investment objectives and strategies similar to those of the fund. Because these accounts may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account may be able to infer the portfolio holdings of the fund from the portfolio holdings in the investor’s account.

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